Organization (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash	$ 13,623,849	$ 5,097,010	$ 5,714,563	$ 2,218,473
CCRC [Member]
Assets
Cash	7,999,771	$ 588,677
Restricted cash	500,000
Liabilities
Other payables	64,534	$ 15,295
CBPO [Member]
Assets
Cash	$ 1,957	$ 51,956
Restricted cash
Liabilities
Other payables	$ 2,000	$ 52,000